Stock Based Compensation (Details Textual) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended				1 Months Ended	9 Months Ended			1 Months Ended		9 Months Ended			3 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended				9 Months Ended							9 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	May 09, 2013	Mar. 31, 2014 Subsequent Event [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Two New Independent Directors [Member]	Jun. 30, 2014 Two New Independent Directors [Member]	Mar. 31, 2014 Two New Independent Directors [Member]	Dec. 31, 2014 Two New Independent Directors [Member] Subsequent Event [Member]	Aug. 31, 2014 Mr. Cesar Johnston Restricted Stock Units RSUs [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member]	Mar. 15, 2014 Equity Incentive Plan 2013 [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member]	Aug. 31, 2014 Equity Incentive Plan 2013 [Member] Restricted Stock Units (RSUs) [Member]	Jul. 31, 2014 Equity Incentive Plan 2013 [Member] Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Employees And Consultants [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Mr.Michael Leabman [Member]	Mar. 26, 2014 Equity Incentive Plan 2013 [Member] Mr.Michael Leabman [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Mr. George Holmes [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Mr. George Holmes [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Mr. Rizzone [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Mr. Rizzone [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Mr. Rizzone [Member]	Mar. 26, 2014 Equity Incentive Plan 2013 [Member] Mr. Rizzone [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Consultant [Member]	Mar. 26, 2014 Equity Incentive Plan 2013 [Member] Consultant [Member]	Mar. 10, 2014 First Amendment To 2013 Equity Incentive Plan [Member]	Jun. 30, 2014 Non-Employee Equity Compensation Plan 2014 [Member]	Mar. 31, 2014 Non-Employee Equity Compensation Plan 2014 [Member]	Sep. 30, 2014 Non-Employee Equity Compensation Plan 2014 [Member]	Mar. 06, 2014 Non-Employee Equity Compensation Plan 2014 [Member]	Dec. 31, 2014 Non-Employee Equity Compensation Plan 2014 [Member] Subsequent Event [Member]	Mar. 31, 2014 Non-Employee Equity Compensation Plan 2014 [Member] Subsequent Event [Member]	Sep. 30, 2014 Non-Employee Equity Compensation Plan 2014 [Member] Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Non-Employee Equity Compensation Plan 2014 [Member] Two New Independent Directors [Member]	Mar. 15, 2014 Non-Employee Equity Compensation Plan 2014 [Member] Two New Independent Directors [Member]	Feb. 27, 2014 Non-Employee Equity Compensation Plan 2014 [Member] Two New Independent Directors [Member]	Sep. 30, 2014 Stock Plan 2013 [Member] Employees And Consultants [Member]	Sep. 30, 2014 Stock Plan 2013 [Member] Mr.Michael Leabman [Member]	Sep. 30, 2014 Stock Plan 2013 [Member] Interim Chief Financial Officer [Member]	Sep. 30, 2014 Stock Plan 2013 [Member] Mr. George Holmes [Member]	Sep. 30, 2014 Stock Plan 2013 [Member] Mr. George Holmes [Member] Subsequent Event [Member]	Sep. 30, 2014 Stock Plan 2013 [Member] Other Employees And Consultants [Member]	Jan. 07, 2014 Stock Plan 2013 [Member] Other Employees And Consultants [Member]	Sep. 30, 2014 Stock Plan 2013 [Member] Two New Independent Directors [Member]	Sep. 30, 2014 Employee Stock Option [Member]	Sep. 30, 2014 Restricted Stock [Member]	Aug. 31, 2014 Performance Shares [Member] Mr. Cesar Johnston Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									1,056,980										1,042,167																		250,000
Percentage Issuance Of Stock Under Plan Based Number Of Common Stock Outstanding																																	18.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 240,225							$ 240,225																																												$ 2,937,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0					1,542,477	275,689		80,201							80,201				228,500		251,474			44,836		496,546	275,689		89,672								249,875		34,781			457,644	57,644	80,201	319,799				25,979
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 4.63	$ 1.68		$ 4.99							$ 4.99						$ 6.00					$ 6.00	$ 1.68		$ 6.00										$ 5.45			$ 2.49							$ 3.63
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 8 months 12 days										3 years 6 months 4 days																																									2 years 11 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																	vests 25% of the award on the anniversary of the employee’s date of hire and then will vest 1/48th of the initial award monthly during the following 36 months						vests 6/48 of the award on the grant date and 1/48 of the award on the last day of each of the subsequent 42 months				1/48	vests 6/48th of the award on the grant date and 1/48th of the award on the last day of each of the subsequent 42 months.			vests 25% of the award on September 30, 2014 and 1/48th of the award on the last day of each of the subsequent 36 months.										vests 25% of the award on September 30, 2014 and 1/48th of the award on the last day of each of the subsequent 36 months.				vested 3/48ths on the date of grant, and will vest 1/48th monthly over the following 45 months.	vest 25% of the award on October 1, 2014 and then will vest 1/48th of the initial award monthly for the following 36 months	vest 25% of the award on October 1, 2014 and then will vest 1/48th of the initial award monthly for the following 36 months		vest 25% of the award on the later of the first anniversary of the date they started working for the Company or October 1, 2014 and then will vest 1/48th of the initial award monthly for the following 36 months		vest 25% on March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	Pursuant to the 2013 Stock Plan, each option grant must have had an exercise price at or above the fair market value of the Company’s common stock on the date of grant in the case of a non-statutory stock option, or until the Company’s securities are listed on a recognized exchange, at 85% of fair value (as determined) under the 2013 Stock Plan of DvineWave Inc.																																																				seven succeeding three month anniversaries of the grant date
Share Based Compensation Arrangement by Share Based Payment Award, Options, Grant in Period, Weighted Average Grant Date Fair Value	258,373							258,373										229,365						844,643						1,667,784		303,869										100,000	100,000							762,699
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											484,194					100,000				86,823																				4,035														20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding																																								49,590
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											(4,509)																													1,009													504
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options											$ 5,328,318
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%	25.00%	25.00%	25.00%				25.00%		25.00%	25.00%	25.00%	25.00%																25.00%			25.00%	25.00%			25.00%									25.00%	25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)																	2,335,967
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value											6,002,925					1,356,000				981,100	3,023,055					593,180
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																					Mar. 28, 2018					Mar. 28, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										36 months						4 years				4 years	4 years				4 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																	10 years					10 years	10 years					0 years			10 years										10 years			0 years							10 years
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																	428,987																			211,184